Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	Eagle Bancorp Montana, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-34682
Entity, Tax Identification Number	27-1449820
Entity, Address, Address Line One	1400 Prospect Ave.
Entity, Address, City or Town	Helena
Entity, Address, State or Province	MT
Entity, Address, Postal Zip Code	59601
City Area Code	406
Local Phone Number	442-3080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EBMT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001478454